Acquisition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Schedule of consideration transferred
Cash paid at closing(1)	$1,714
Contingent consideration(2)	2,009
Settlement of pre-existing relationship	45
Total fair value of consideration transferred	$3,768

(1)      Includes $0.5 million of cash paid to an escrow that becomes payable to the selling shareholders of HelioHeat to the extent the funds are not used to offset certain costs incurred for the assumed customer projects. The amount is being treated as consideration transferred as the release of the funds is likely to occur.

(2)      No change in the fair value of the contingent consideration was identified or recorded during the three months ended March 31, 2022.

Cash paid at closing(1)	$1,714
Contingent consideration	2,009
Settlement of pre-existing relationship	45
Total fair value of consideration transferred	$3,768

Schedule of preliminary purchase price allocation as of the acquisition date
	As of December 31, 2021	Measurement Period Adjustments	As of March 31, 2022
$ in thousands	Preliminary Valuation		Revised Valuation
Cash and cash equivalents	$30	$—	$30
Prepaid and other current assets	33	—	33
Property, plant and equipment, net	6	—	6
Intangible asset	—	4,204	4,204
Goodwill	4,204	(3,093)	1,111
Total assets acquired	4,273	1,111	5,384
Accrued expenses and other current liabilities	74	—	74
Contract liabilities	390	—	390
Debt	41	—	41
Deferred tax liabilities	—	1,111	1,111
Total liabilities assumed	505	1,111	1,616
Net assets acquired	$3,768	$—	$3,768

Cash and cash equivalents	$30
Prepaid and other current assets	33
Property, plant and equipment, net	6
Goodwill	4,204
Total assets acquired	4,273
Accrued expenses and other current liabilities	74
Contract liabilities(1)	390
Debt	41
Total liabilities assumed	505
Net assets acquired	$3,768